Reclamation Bonds (Details)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CAD ($)
Statement Line Items [Line Items]
Reclamation bonds		$ 1,248,817		$ 977,718
USD [Member]
Statement Line Items [Line Items]
Reclamation bonds	$ 965,471		$ 728,174